EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

7. EXPLORATION AND EVALUATION ASSETS

a. Casino (100% - Yukon, Canada)

The Casino Project is a copper-gold porphyry deposit located in Yukon, Canada.

The Casino Property is subject to a 2.75% NSR on the claims comprising the Casino project in favour of Osisko Gold Royalties Ltd. ("Osisko Gold") pursuant to the Royalty Assignment and Assumption Agreement dated July 31, 2017 when 8248567 Canada Limited assigned to Osisko Gold all of its rights, title and interest in the 2.75% NSR.

b. Exploration and evaluation expenditures

Total
$
DECEMBER 31, 2021	66,348,061

Claims maintenance	26,038
Engineering	3,619,508
Exploration and camp support	8,698,630
Permitting	8,176,200
Salary and wages	1,304,283
Share-based payments	989,158

DECEMBER 31, 2022	89,161,878

Claims maintenance	25,010
Engineering	390,903
Exploration and camp support	7,252,245
Permitting	11,033,794
Salary and wages	1,726,836
Share-based payments	645,532

DECEMBER 31, 2023	110,236,198